Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Aug. 13, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000193014
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Institutional Class
Account Value	$ 26,341	$ 28,269	$ 27,014	$ 28,209	$ 27,931	$ 27,149	$ 25,645	$ 25,337	$ 24,675	$ 26,299	$ 25,871	$ 24,555	$ 24,420	$ 22,909	$ 20,719	$ 21,492	$ 22,489	$ 22,504	$ 22,384	$ 21,034	$ 21,259	$ 21,342	$ 20,929	$ 21,229	$ 19,954	$ 20,857	$ 19,367	$ 17,905	$ 19,213	$ 19,829	$ 18,332	$ 19,381	$ 19,486	$ 20,829	$ 20,172	$ 20,319	$ 22,012	$ 20,576	$ 21,021	$ 19,777	$ 20,970	$ 20,447	$ 19,777	$ 19,493	$ 19,603	$ 18,507	$ 17,823	$ 17,365	$ 18,307	$ 17,480	$ 15,802	$ 15,957	$ 16,362	$ 15,808	$ 14,838	$ 14,916	$ 13,500	$ 12,685	$ 14,594	$ 15,772	$ 15,225	$ 15,166	$ 14,639	$ 14,634	$ 14,721	$ 14,499	$ 14,358	$ 13,445	$ 13,703	$ 13,205	$ 12,801	$ 12,081	$ 11,221	$ 12,137	$ 11,697	$ 12,660	$ 12,454	$ 11,875	$ 11,335	$ 11,073	$ 10,851	$ 10,956	$ 10,940	$ 11,274	$ 10,689	$ 10,701	$ 10,488	$ 10,247	$ 10,071	$ 10,000
C000020635
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Investor Class
Account Value	$ 33,148	35,586	34,010	35,519	35,175	34,191	32,309	31,927	31,096	33,150	32,615	30,962	30,800	28,900	26,140	27,124	28,384	28,404	28,260	26,560	26,847	26,961	26,446	26,828	25,223	26,372	24,488	22,649	24,309	25,095	23,202	24,541	24,675	26,380	25,550	25,747	27,889	26,084	26,652	25,081	26,602	25,936	25,097	24,736	24,884	23,502	22,639	22,063	23,264	22,208	20,086	20,284	20,801	20,109	18,876	18,983	17,179	16,145	18,579	20,086	19,393	19,321	18,654	18,646	18,766	18,489	18,309	17,154	17,484	16,854	16,336	15,421	14,334	15,499	14,943	16,177	15,913	15,178	14,487	14,158	13,873	14,016	14,002	14,430	13,688	13,703	13,437	13,121	12,903		$ 13,100	$ 12,805	$ 13,015	$ 12,629	$ 12,187	$ 12,159	$ 11,639	$ 11,422	$ 11,387	$ 11,051	$ 11,271	$ 11,339	$ 11,229	$ 11,071	$ 10,872	$ 10,604	$ 10,598	$ 9,918	$ 9,883	$ 10,295	$ 10,481	$ 10,282	$ 9,780	$ 10,103	$ 10,501	$ 10,288	$ 10,247	$ 10,117	$ 10,350	$ 10,268	$ 9,773	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,334	28,001	26,449	26,691	26,133	25,514	25,207	24,334	23,184	24,172	23,418	22,231	21,864	20,914	19,163	19,575	20,555	20,888	20,238	18,983	18,901	18,611	17,951	18,400	17,313	18,371	17,399	16,096	17,728	18,482	16,922	18,444	18,411	20,169	19,447	20,048	21,142	20,235	20,376	19,042	19,971	19,381	18,932	18,500	18,371	17,441	16,709	16,260	16,426	15,818	14,257	14,647	15,225	14,204	13,446	13,184	12,585	11,155	12,727	13,868	13,874	13,467	12,996	12,720	12,486	12,687	12,508	11,684	12,477	11,991	11,763	11,397	10,551	11,599	11,367	12,201	12,132	11,749	11,328	11,258	10,994	10,951	11,237	11,667	11,035	10,914	10,589	10,348	10,139	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705		12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 20,518	22,092	20,303	20,448	20,214	20,230	19,120	19,427	18,610	19,802	18,753	17,701	18,010	16,566	15,267	16,128	17,022	17,529	16,835	15,422	15,930	16,056	16,588	16,895	15,467	16,374	15,430	13,962	15,375	15,867	14,314	15,838	15,720	16,923	16,692	16,508	17,791	16,931	17,443	16,474	17,155	16,827	16,769	16,943	16,909	16,181	15,459	14,474	14,260	13,387	11,715	11,465	11,850	11,448	10,943	10,807	10,071	8,820	11,059	12,219	12,546	12,203	11,851	11,718	11,370	11,868	11,729	10,896	11,840	11,382	11,447	10,982	9,942	11,210	10,871	12,018	12,151	11,775	11,571	11,522	11,066	11,094	10,992	11,502	11,181	11,157	10,761	10,523	10,126	$ 10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,196	$ 27,128	$ 24,932	$ 25,109	$ 24,822	$ 24,842	$ 23,479	$ 23,856	$ 22,853	$ 24,317	$ 23,028	$ 21,737	$ 22,115	$ 20,342	$ 18,747	$ 19,804	$ 20,903	$ 21,526	$ 20,673	$ 18,938	$ 19,562	$ 19,716	$ 20,370	$ 20,746	$ 18,993	$ 20,107	$ 18,948	$ 17,145	$ 18,880	$ 19,485	$ 17,578	$ 19,449	$ 19,304	$ 20,781	$ 20,497	$ 20,272	$ 21,847	$ 20,791	$ 21,420	$ 20,229	$ 21,066	$ 20,663	$ 20,592	$ 20,805	$ 20,764	$ 19,870	$ 18,983	$ 17,774	$ 17,511	$ 16,439	$ 14,385	$ 14,079	$ 14,552	$ 14,058	$ 13,438	$ 13,271	$ 12,367	$ 10,831	$ 13,580	$ 15,004	$ 15,407	$ 14,986	$ 14,553	$ 14,390	$ 13,962	$ 14,574	$ 14,402	$ 13,380	$ 14,539	$ 13,977	$ 14,057	$ 13,485	$ 12,208	$ 13,766	$ 13,349	$ 14,758	$ 14,921	$ 14,459	$ 14,209	$ 14,149	$ 13,588	$ 13,624	$ 13,498	$ 14,124	$ 13,730	$ 13,700	$ 13,214	$ 12,922	$ 12,435		$ 12,629	$ 12,518	$ 12,319	$ 12,379	$ 12,277	$ 12,324	$ 12,009	$ 11,811	$ 11,558	$ 10,702	$ 10,996	$ 11,066	$ 11,011	$ 10,558	$ 10,514	$ 10,277	$ 10,153	$ 9,356	$ 9,226	$ 9,782	$ 10,208	$ 10,072	$ 9,534	$ 9,852	$ 10,434	$ 10,420	$ 10,559	$ 10,374	$ 10,531	$ 10,394	$ 9,888	$ 10,000